Deferred income (Details) € in Thousands, $ in Thousands	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	€ 19,250	€ 21,942
Non-current deferred income including non-current contract liabilities	28,299	29,429
Total deferred income	47,549	51,371
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	19,030	21,501
Non-current deferred income including non-current contract liabilities	28,299	29,429
Total deferred income	47,329	50,930	€ 2,047	$ 2,429
Rett Syndrome Research Trust
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	€ 220	€ 441